Non-operating income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 1,049	$ 738	$ 859
Interest income from bank deposits	218	184	267
Unrealized gain (loss) from marketable securities	(5,179)	891	1,401
Realized gain from sales of marketable securities	29	746	609
Rental income	1,564	1,455	1,111
Others	(41)	(130)	148
Non-operating income (expenses), net	$ (2,360)	$ 3,884	$ 4,395